Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,055,000
Previously Paid Amount	0.00
Total Fee Amount	314.62
Total Offset Amount	0.00
Net Fee	314.62
Narrative - Max Aggregate Offering Price	$ 2,055,000
Final Prospectus	true